Rule 497(e)

File Nos. 333-68114

811-10477

SOUTHERN FARM BUREAU LIFE VARIABLE LIFE ACCOUNT

of

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

ADJUSTABLE PREMIUM VARIABLE LIFE INSURANCE POLICY

SUPPLEMENT DATED FEBRUARY 28, 2011

TO THE PROSPECTUS DATED MAY 1, 2010

Annually updated prospectuses for the Policy will no longer be prepared or delivered. However, existing Policy owners will continue to receive other types of information in order to keep abreast of their investments and other activity arising under their Policies. This information may include the following:

•                  current prospectuses, annual and semi-annual reports, and other periodic reports of the underlying Portfolios;

•                  confirmations of Policy owner transactions;

•                  audited financial statements of Southern Farm Bureau Life Insurance Company and Southern Farm Bureau Life Variable Life Account; and

•                  an annual statement of the number of units and values in each Policy owner’s account.

This Supplement must be accompanied by or read in conjunction with the current

Prospectus, dated May 1, 2010.  This Supplement should be retained for future reference.